3. PATENTS (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents	Patents consist of the following:
	March 31, 2018	March 31, 2017
Patents	$211,645	$211,645
Accumulated amortization	(135,813)	(126,649)
	$75,832	$84,996